The Bhirud Funds Inc.
                  THE APEX MID CAP GROWTH  FUND
              Soundview Plaza, 1266 E. Main Street
                   Stamford, Connecticut 06902

                  Telephone No. (877) 593-8637

        Supplement to Prospectus Dated November 30, 2000

1) The following information replaces disclosure found in the Paragraph on Page 9 under "Mail".

Mail
Investors may send a check made payable to "Apex Mid Cap Growth
Fund" along with a completed subscription order form to:
"The Apex Mid Cap Growth Fund",
c/o Mutual Shareholders Services, LLC
8869 Brecksville Road, Suite C
Brecksville, OH 44141

Checks are accepted subject to collection at full value in United
States currency.

2) The following information replaces disclosure found in the Paragraph on Page 10 under "Personal Delivery".

Personal Delivery
Deliver a check made payable to "Apex Mid Cap Growth Fund" along with a completed subscription order form to:

"The Apex Mid Cap Growth Fund",
c/o Mutual Shareholders Services, LLC
8869 Brecksville Road, Suite C
Brecksville, OH 44141

3) The following information replaces disclosure found in the Paragraph on Page 10 under "Subsequent Purchases of Shares".

Subsequent Purchases of Shares
Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

"The Apex Mid Cap Growth Fund",
c/o Mutual Shareholders Services, LLC
8869 Brecksville Road, Suite C
Brecksville, OH 44141

All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

4) The following information replaces disclosure found in the Paragraph on Page 12 under "Written Requests".

Written Requests
Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:


"The Apex Mid Cap Growth Fund",
c/o Mutual Shareholders Services, LLC
8869 Brecksville Road, Suite C
Brecksville, OH 44141


All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed. Normally the redemption proceeds are paid by check and mailed to the shareholder of record.





April 23, 2001


_____________________
Suresh L. Bhirud, President